LEASES - Operating leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating leases, gross difference
Total lease payments	$ 581,052
Less: imputed interest	199,761
Present value of lease liabilities	$ 381,291	$ 293,176